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                        THE FIXED AND VARIABLE ANNUITIES
                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                       and
                       METLIFE INVESTORS INSURANCE COMPANY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                       and
                    FIRST METLIFE INVESTORS INSURANCE COMPANY



Supplement Dated December 6, 2002


The following supplements the Prospectuses for the Class A and Class B variable annuity contracts of MetLife Investors Variable Annuity Account One and MetLife Investors Variable Annuity Account Five, dated May 1, 2002, and the VA Class A and VA Class B variable annuity contracts of First MetLife Investors Variable Annuity Account One, dated October 30, 2002.

Effective January 1, 2003, Class A, Class B, VA Class A and VA Class B variable annuity contracts offered by the above mentioned separate accounts will no longer accept allocations of new purchase payments or transfers of account value (excluding existing rebalancing and dollar costs averaging programs) into the following portfolio of the Met Investors Series Trust:

         T. Rowe Price Mid-Cap Growth Portfolio (formerly the MFS Mid Cap Growth Portfolio)

This election by us will not impact amounts allocated to this portfolios prior to January 1, 2003.

You should contact your registered representative or our Annuity Service Office,
(800) 343-8496, with any questions concerning this election.